                        SUPPLEMENT DATED AUGUST 16, 2000
                                       to

                          PROSPECTUS DATED MAY 1, 2000
                                      for

             Individual Flexible Payment Variable Annuity Contract

                                   Issued by

                     MONY Life Insurance Company of America
                        MONY America Variable Account A

Effective August 16, 2000 this Supplement updates certain information contained in your Prospectus. Please read it and keep it with your prospectus for future reference.

1. THE FIRST SENTENCE OF THE THIRD BULLET ON THE COVER PAGE IS AMENDED TO READ AS FOLLOWS:

    If you do, you can also tell us to place your purchase payments and fund values into any 17 of the 25 different subaccounts.

2. TABLE OF CONTENTS ITEM ENTITLED ENHANCED DEATH BENEFIT IS AMENDED TO READ "ENHANCED DEATH BENEFIT OPTIONS."

3. PAGE 5, THE "SEPARATE ACCOUNT ANNUAL EXPENSES:" IN THE FEE TABLE FOR MONY AMERICA VARIABLE ACCOUNT A AT THE TOP OF THE PAGE ARE AMENDED AS FOLLOWS:

Maximum Mortality and Expense Risk Fees.....................  1.35%***
Total Separate Account Annual Expenses......................  1.35%***

4.  FOOTNOTE *** ON PAGE 5 IS AMENDED TO READ AS FOLLOWS:

     *** The Mortality and Expense Risk charge is deducted daily equivalent to a current annual rate of 1.35 percent (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.35%) from the value of the net assets of the Separate Account.

5.  THE EXAMPLES ON PAGES 8 AND 9 ARE AMENDED TO READ AS FOLLOWS:

     EXAMPLE

          If you surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                       AFTER     AFTER     AFTER     AFTER
                     SUBACCOUNT                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     ----------                        ------   -------   -------   --------
MONY Money Market....................................   $83      $116      $150       $211
MONY Intermediate Term Bond..........................   $84      $120      $156       $224
MONY Long Term Bond..................................   $84      $119      $155       $222
MONY Government Securities...........................   $84      $120      $156       $224
Enterprise Equity....................................   $87      $127      $168       $250
Enterprise Small Company Value.......................   $87      $127      $169       $252
Enterprise Managed...................................   $86      $125      $165       $244
Enterprise International Growth......................   $89      $132      $177       $270
Enterprise High Yield Bond...........................   $86      $123      $162       $237
Enterprise Growth....................................   $87      $127      $169       $252
Enterprise Growth and Income.........................   $88      $130      $174       $263
Enterprise Small Company Growth......................   $92      $146      $202       $322
Enterprise Equity Income.............................   $89      $136      $185       $287
Enterprise Capital Appreciation......................   $90      $136      $185       $285
Enterprise Multi-Cap Growth..........................   $92      $145      $200       $319
Enterprise Balanced..................................   $88      $149      $211       $348
Dreyfus Stock Index..................................   $82      $111      $141       $191
The Dreyfus Socially Responsible Growth..............   $87      $126      $167       $247

                                                       AFTER     AFTER     AFTER     AFTER
                     SUBACCOUNT                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     ----------                        ------   -------   -------   --------
Fidelity VIP Growth..................................   $86      $125      $165       $243
Fidelity VIP II Contrafund(R)........................   $86      $125      $165       $243
Fidelity VIP III Growth Opportunities................   $86      $126      $166       $246
Janus Aspen Series Aggressive Growth.................   $85      $123      $161       $235
Janus Aspen Series Balanced..........................   $85      $123      $161       $235
Janus Aspen Series Capital Appreciation..............   $86      $123      $162       $237
Janus Aspen Series Worldwide Growth..................   $86      $123      $163       $238

          If you annuitize at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                       AFTER     AFTER     AFTER     AFTER
                     SUBACCOUNT                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     ----------                        ------   -------   -------   --------
MONY Money Market....................................   $83      $116      $ 97       $211
MONY Intermediate Term Bond..........................   $84      $120      $104       $224
MONY Long Term Bond..................................   $84      $119      $103       $222
MONY Government Securities...........................   $84      $120      $104       $224
Enterprise Equity....................................   $87      $127      $116       $250
Enterprise Small Company Value.......................   $87      $127      $117       $252
Enterprise Managed...................................   $86      $125      $113       $244
Enterprise International Growth......................   $89      $132      $126       $270
Enterprise High Yield Bond...........................   $86      $123      $110       $237
Enterprise Growth....................................   $87      $127      $117       $252
Enterprise Growth and Income.........................   $88      $130      $123       $263
Enterprise Small Company Growth......................   $92      $146      $152       $322
Enterprise Equity Income.............................   $89      $136      $134       $287
Enterprise Capital Appreciation......................   $90      $136      $134       $285
Enterprise Multi-Cap Growth..........................   $92      $145      $150       $319
Enterprise Balanced..................................   $88      $149      $161       $348
Dreyfus Stock Index..................................   $82      $111      $ 88       $191
The Dreyfus Socially Responsible Growth..............   $87      $126      $115       $247
Fidelity VIP Growth..................................   $86      $125      $113       $243
Fidelity VIP II Contrafund(R)........................   $86      $125      $113       $243
Fidelity VIP III Growth Opportunities................   $86      $126      $114       $246
Janus Aspen Series Aggressive Growth.................   $85      $123      $109       $235
Janus Aspen Series Balanced..........................   $85      $123      $109       $235
Janus Aspen Series Capital Appreciation..............   $86      $123      $110       $237
Janus Aspen Series Worldwide Growth..................   $86      $123      $110       $238

          If you do not surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                       AFTER     AFTER     AFTER     AFTER
                     SUBACCOUNT                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     ----------                        ------   -------   -------   --------
MONY Money Market....................................   $18       $56      $ 97       $211
MONY Intermediate Term Bond..........................   $19       $60      $104       $224
MONY Long Term Bond..................................   $19       $60      $103       $222
MONY Government Securities...........................   $19       $60      $104       $224
Enterprise Equity....................................   $22       $68      $116       $250
Enterprise Small Company Value.......................   $22       $69      $117       $252
Enterprise Managed...................................   $21       $66      $113       $244
Enterprise International Growth......................   $24       $74      $126       $270
Enterprise High Yield Bond...........................   $21       $64      $110       $237
Enterprise Growth....................................   $22       $69      $117       $252
Enterprise Growth and Income.........................   $23       $72      $123       $263

                                                       AFTER     AFTER     AFTER     AFTER
                     SUBACCOUNT                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     ----------                        ------   -------   -------   --------
Enterprise Small Company Growth......................   $28       $88      $152       $322
Enterprise Equity Income.............................   $24       $78      $134       $287
Enterprise Capital Appreciation......................   $25       $78      $134       $285
Enterprise Multi-Cap Growth..........................   $28       $88      $150       $319
Enterprise Balanced..................................   $23       $91      $161       $348
Dreyfus Stock Index..................................   $16       $51      $ 88       $191
The Dreyfus Socially Responsible Growth..............   $22       $67      $115       $247
Fidelity VIP Growth..................................   $21       $66      $113       $243
Fidelity VIP II Contrafund(R)........................   $21       $66      $113       $243
Fidelity VIP III Growth Opportunities................   $22       $67      $114       $246
Janus Aspen Series Aggressive Growth.................   $21       $63      $109       $235
Janus Aspen Series Balanced..........................   $21       $63      $109       $235
Janus Aspen Series Capital Appreciation..............   $21       $64      $110       $237
Janus Aspen Series Worldwide Growth..................   $21       $64      $110       $238

6.  THE FIRST SENTENCE UNDER THE HEADING "ALLOCATION OF PAYMENTS AND FUND
    VALUE -- ALLOCATION OF PAYMENTS." ON PAGE 27 IS AMENDED TO READ AS FOLLOWS:

     On the application, the Owner may allocate Net Purchase Payments to up to 17 of the 25 subaccount(s) of MONY America Variable Account A or to the Guaranteed Interest Account.

7. PAGE 33, NUMBER (3) IN THE SECOND PARAGRAPH UNDER THE CAPTION "DEATH BENEFIT PROVIDED BY THE CONTRACT," IS AMENDED TO READ AS FOLLOWS:

     (3) An Enhanced Death Benefit.

8.  PAGE 33, THE SECTION ENTITLED "ENHANCED DEATH BENEFIT" IS AMENDED TO READ AS
    FOLLOWS:

     ENHANCED DEATH BENEFIT OPTIONS

          Your Contract provides a choice of two enhanced death benefit options when it is issued. If the Annuitant is age 0-75, the Annuitant may choose either Enhanced Death Benefit -- 5 Year or Enhanced Death Benefit -- 1 Year described below. If the Annuitant does not choose an option when the Contract is issued, the Annuitant will automatically receive the Enhanced Death Benefit -- 5 Year. If your contract was issued on or before August 16, 2000, you may elect the Enhanced Death Benefit -- 1 Year during the period from August 16, 2000 to September 22, 2000. Contractholders with these contracts not making the election will retain the Enhanced Death Benefit -- 5 Year.

          Enhanced Death Benefit -- 5 Year

             On the 5th Contract anniversary and each subsequent 5th Contract anniversary prior to the Annuitant's 71st birthday, the Enhanced Death Benefit may be increased. If the Annuitant is age 65 or over on the date of issue, the Enhanced Death Benefit will be recalculated once on the 5th Contract anniversary. Thereafter the Enhanced Death Benefit remains at its last value.

          Enhanced Death Benefit -- 1 Year

             On the first Contract anniversary and each subsequent Contract anniversary prior to the Annuitant's 80th birthday, the Enhanced Death Benefit may be increased. After the Annuitant reaches age 80, this enhanced death benefit provision expires. This option may not be currently available in all states.

         Amount of the Enhanced Death Benefit Payable on Death Under Enhanced Death Benefit Options

             The recalculated Enhanced Death Benefit is equal to the greater of:

                1. the Fund Value on the date the Enhanced Death Benefit is to be recalculated; and

                2. the current Enhanced Death Benefit proportionately reduced by any partial surrenders including surrender charges and any applicable market value adjustments assessed since the last recalculation of the Enhanced Death Benefit.

             The Enhanced Death Benefit payable under both Enhanced Death Benefit options is the Enhanced Death Benefit on the date of death, reduced proportionately for each partial surrender (including surrender charges and market value adjustments, if applicable) since the last recalculation date and less any Outstanding Debt.

             In no event will the Enhanced Death Benefit payable on death exceed 200% of the total purchase payments made:

             - Reduced proportionately for each partial surrender (including surrender charges and applicable market value adjustments, if applicable), and less

             - Any Outstanding Debt.

             The proportionate reduction for each partial surrender will be equal to:

                (1) The amount of that partial surrender (including any surrender charges and applicable market value adjustment, assessed), divided by

                (2) The Fund Value immediately before that partial surrender, multiplied by,

                (3) The Enhanced Death Benefit immediately before the surrender.

          Once the last value is set, it will not be recalculated. The last value is set for the 5 Year option prior to the Annuitant's 71st birthday or on the first 5th anniversary if the Contract is purchased on or after age 65. The last value is set for the 1 Year option on the Contract anniversary prior to age 80. After the Annuitant reaches age 80, this enhanced death benefit provision expires.

          All other basic death benefits as described in this prospectus continue to apply. The largest death benefit under any of these provisions will be paid.

          The cost of an enhancement option is reflected in the mortality and expense risk charge.

9. ON PAGE 36, FOOTNOTE 2 TO THE TABLE IS DELETED AND THE MORTALITY & EXPENSE RISK CHARGE IN THE TABLE IS AMENDED TO READ AS FOLLOWS:

       Current and maximum daily rate - .003699%
        Current and maximum annual rate - 1.35%

10. THE FIRST PARAGRAPH UNDER "CHARGES AGAINST FUND VALUE -- DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT A -- MORTALITY AND EXPENSE RISK CHARGE" ON PAGE 36 IS AMENDED TO READ AS FOLLOWS:

     The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of Variable Account A. This daily charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.35% from the value of the net assets of MONY America Variable Account A. Of the 1.35% charge, .90% is for assuming mortality risks (which is guaranteed not to exceed .90%), and .45% is for assuming expense risks. The charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003699% (guaranteed not to exceed 0.003699%) multiplied by the number of days since the last Business Day.

Form No. 14426 SL (Supp 8/16/00)                      Registration No. 333-59717
Form No. 14520 SL (Supp 8/16/00)                       Registration No. 33-20453

                               MONY CUSTOM MASTER

                                 THE MONYMASTER

                        SUPPLEMENT DATED AUGUST 16, 2000
                                       to

                      STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2000
                                      for

             Individual Flexible Payment Variable Annuity Contract

                                   Issued by

                        MONY America Variable Account A
                                      and
                     MONY Life Insurance Company of America

Effective August 16, 2000 this Supplement updates certain information contained in the Statement of Additional Information.

1.  THE FIRST SENTENCE ON PAGE (5) IS AMENDED TO READ AS FOLLOWS:

          For the seven-day period ended December 31, 1999, the yield was 4.46% and the effective yield was 4.57%.

2.  THE TABLE ON PAGE (6) IS AMENDED TO READ AS FOLLOWS:

                        MONY AMERICA VARIABLE ACCOUNT A

                             PRO FORMA TOTAL RETURN
                    (ASSUMING $1000 PAYMENT AT BEGINNING OF
                     PERIOD AND SURRENDER AT END OF PERIOD)

                                                                                      FOR THE
                                                                                    PERIOD SINCE
                                      FOR THE         FOR THE         FOR THE        INCEPTION
                                    1 YEAR ENDED   5 YEARS ENDED   10 YEARS ENDED     THROUGH
                                    DECEMBER 31,   DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
            SUBACCOUNT                  1999           1999             1999            1999
            ----------              ------------   -------------   --------------   ------------
MONY Government Securities........      -6.94%          3.42%            N/A             3.61%
MONY Intermediate Term Bond.......      -7.34%          4.29%           5.40%            5.59%
MONY Long Term Bond...............     -14.60%          5.98%           6.68%            6.98%
Enterprise Equity.................       6.88%         19.87%          15.19%           15.32%
Enterprise Small Company Value....      14.67%         16.95%          15.33%           15.21%
Enterprise Managed................       0.97%         18.92%          15.99%           17.08%
Enterprise International Growth...      31.44%         14.64%            N/A            14.27%
Enterprise High Yield Bond........      -3.98%          7.43%            N/A             7.54%
Enterprise Growth.................      15.02%           N/A             N/A            19.34%
Enterprise Growth and Income......      11.45%           N/A             N/A            12.51%
Enterprise Small Company Growth...      43.79%           N/A             N/A            51.23%
Enterprise Equity Income..........      -2.30%           N/A             N/A             0.15%
Enterprise Capital Appreciation...      43.67%           N/A             N/A            53.98%
Enterprise Multi-Cap Growth.......        N/A            N/A             N/A           172.43%
Enterprise Balanced...............        N/A            N/A             N/A            -1.81%
Dreyfus Stock Index...............        N/A            N/A             N/A            -0.24%
The Dreyfus Socially Responsible
  Growth..........................        N/A            N/A             N/A             8.50%
Fidelity VIP Growth...............        N/A            N/A             N/A             6.91%
Fidelity VIP II Contrafund(R).....        N/A            N/A             N/A             2.89%
Fidelity VIP III Growth
  Opportunities...................        N/A            N/A             N/A            -8.07%

                                                                                      FOR THE
                                                                                    PERIOD SINCE
                                      FOR THE         FOR THE         FOR THE        INCEPTION
                                    1 YEAR ENDED   5 YEARS ENDED   10 YEARS ENDED     THROUGH
                                    DECEMBER 31,   DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
            SUBACCOUNT                  1999           1999             1999            1999
            ----------              ------------   -------------   --------------   ------------
Janus Aspen Series Aggressive
  Growth..........................        N/A            N/A             N/A            51.87%
Janus Aspen Series Balanced.......        N/A            N/A             N/A             2.99%
Janus Aspen Series Capital
  Appreciation....................        N/A            N/A             N/A            20.71%
Janus Aspen Series Worldwide
  Growth..........................        N/A            N/A             N/A            30.25%

3.  THE TABLE ON PAGE (7) IS AMENDED TO READ AS FOLLOWS:

                        MONY AMERICA VARIABLE ACCOUNT A

                             PRO FORMA TOTAL RETURN
                    (ASSUMING $1000 PAYMENT AT BEGINNING OF
                    PERIOD AND CONTRACT CONTINUES IN FORCE)

                                                                                      FOR THE
                                                                                    PERIOD SINCE
                                      FOR THE         FOR THE         FOR THE        INCEPTION
                                    1 YEAR ENDED   5 YEARS ENDED   10 YEARS ENDED     THROUGH
                                    DECEMBER 31,   DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
            SUBACCOUNT                  1999           1999             1999            1999
            ----------              ------------   -------------   --------------   ------------
MONY Government Securities........     -0.69%           4.38%            N/A             4.36%
MONY Intermediate Term Bond.......     -1.11%           5.25%           5.40%            5.59%
MONY Long Term Bond...............     -8.86%           6.95%           6.68%            6.98%
Enterprise Equity.................     14.07           20.99%          15.19%           15.32%
Enterprise Small Company Value....     22.38%          18.06%          15.33%           15.21%
Enterprise Managed................      7.75%          20.03%          15.99%           17.08%
Enterprise International Growth...     40.28%          15.72%            N/A            15.11%
Enterprise High Yield Bond........      2.48%           8.43%            N/A             8.32%
Enterprise Growth.................     22.76%            N/A             N/A            26.75%
Enterprise Growth and Income......     18.94%            N/A             N/A            19.54%
Enterprise Small Company Growth...     53.46%            N/A             N/A            60.77%
Enterprise Equity Income..........      4.28%            N/A             N/A             6.49%
Enterprise Capital Appreciation...     53.33%            N/A             N/A            63.81%
Enterprise Multi-Cap Growth.......       N/A             N/A             N/A           190.74%
Enterprise Balanced...............       N/A             N/A             N/A             4.80%
Dreyfus Stock Index...............       N/A             N/A             N/A             6.46%
The Dreyfus Socially Responsible
  Growth..........................       N/A             N/A             N/A            15.80%
Fidelity VIP Growth...............       N/A             N/A             N/A            14.10%
Fidelity VIP II Contrafund(R).....       N/A             N/A             N/A             9.80%
Fidelity VIP III Growth
  Opportunities...................       N/A             N/A             N/A            -1.89%
Janus Aspen Series Aggressive
  Growth..........................       N/A             N/A             N/A            62.08%
Janus Aspen Series Balanced.......       N/A             N/A             N/A             9.91%
Janus Aspen Series Capital
  Appreciation....................       N/A             N/A             N/A            28.82%
Janus Aspen Series Worldwide
  Growth..........................       N/A             N/A             N/A            39.00%

4.  THE TABLE ON PAGE (8) IS AMENDED TO READ AS FOLLOWS:

                                                                                  ENTERPRISE
                                                                        MONY         HIGH
                                     MONY INTERMEDIATE   MONY LONG   GOVERNMENT     YIELD
      YIELD FOR 30 DAYS ENDED            TERM BOND       TERM BOND   SECURITIES      BOND
      -----------------------        -----------------   ---------   ----------   ----------
December 31, 1999..................         4.99%           5.20%        4.88%        8.00%

     --------------------
    The 30-day yield is not indicative of future results.

5.  THE TABLE ON PAGE (9) IS AMENDED TO READ AS FOLLOWS:

                        MONY AMERICA VARIABLE ACCOUNT A

                     PRO FORMA PERIOD TO DATE TOTAL RETURN
                        (JANUARY 1 TO FEBRUARY 11, 2000)
                (ASSUMING $1000 PAYMENT AT BEGINNING OF PERIOD)

                                                           SURRENDER AT      NO SURRENDER
                       SUBACCOUNT                          END OF PERIOD   CONTRACT IN FORCE
                       ----------                          -------------   -----------------
MONY Government Securities...............................      -6.79%            -0.52%
MONY Intermediate Term Bond..............................      -6.79%            -0.52%
MONY Long Term Bond......................................      -5.23%             1.15%
Enterprise Equity........................................      -4.87%             1.53%
Enterprise Small Company Value...........................      -7.16%            -0.92%
Enterprise Managed.......................................     -12.20%            -6.30%
Enterprise International Growth..........................      -8.15%            -1.98%
Enterprise High Yield Bond...............................      -7.16%            -0.92%
Enterprise Growth........................................     -11.44%            -5.49%
Enterprise Growth and Income.............................     -11.92%            -6.00%
Enterprise Small Company Growth..........................       1.71%             8.55%
Enterprise Equity Income.................................     -15.87%           -10.21%
Enterprise Capital Appreciation..........................     -10.56%            -4.54%
Enterprise Multi-Cap Growth..............................       3.93%            10.92%
Enterprise Balanced......................................      -9.69%            -3.61%
Dreyfus Stock Index......................................     -11.59%            -5.64%
The Dreyfus Socially Responsible Growth..................      -9.34%            -3.25%
Fidelity VIP Growth......................................      -4.84%             1.56%
Fidelity VIP II Contrafund(R)............................      -6.97%            -0.72%
Fidelity VIP III Growth Opportunities....................     -12.72%            -6.85%
Janus Aspen Series Aggressive Growth.....................       7.74%            14.99%
Janus Aspen Series Balanced..............................      -4.93%             1.46%
Janus Aspen Series Capital Appreciation..................      -4.07%             2.38%
Janus Aspen Series Worldwide Growth......................       2.64%             9.54%

Form No. 14432 SL (Supp 8/16/00)                      Registration No. 333-59717
Form No. 14521 SL (Supp 8/16/00)                       Registration No. 33-20453